PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 11,143	CAD 10,749	CAD 10,997
Property, plant and equipment, weighted average capitalised interest rate	4.00%	3.90%
Proceeds on disposition	CAD (74)	CAD 0
Gain on disposition of property, plant and equipment	(49)	0
Property, plant and equipment, assets retired from active use and not classified as held for sale	1,136	3,557
Impairment of assets and related onerous contract charges	0	484
Construction in progress (not yet in service)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,076	949
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	693	CAD 687	CAD 651
Disposals, property, plant and equipment	CAD 25